COLLABORATION INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Summary of Inventories

	December 31, 2024	December 31, 2023
	US$’000	US$’000

Raw materials	17,454	13,155
Work-in-process	4,440	2,990
Finished goods	2,009	3,288
Total collaboration inventories, net	23,903	19,433